Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 029
EBP, Tax Status [Line Items]
Income Tax Status	Income Tax Status
The Salaried Plan and Hourly Plan have received determination letters from the IRS dated August 2, 2017, stating that the Plans are qualified under Section 401(a) of the Internal Revenue Code (the Code) and, therefore, the Master Trust is exempt from taxation. Subsequent to this determination by the IRS, the Plans were amended. Once qualified, the Plans are required to operate in conformity with the Code to maintain their qualified status. ADM believes the Plans are being operated in compliance with the applicable requirements of the Code and, therefore, believes the Plans, as amended, are qualified and the related Master Trust is tax-exempt.

Generally accepted accounting principles in the United States require plan management to evaluate tax positions taken by a plan and recognize a tax liability if the plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. Plan management has analyzed the tax positions taken by the Plans, and has concluded that there are no uncertain positions taken or expected to be taken. The Plans are subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.

EBP 030
EBP, Tax Status [Line Items]
Income Tax Status	Income Tax Status
The Salaried Plan and Hourly Plan have received determination letters from the IRS dated August 2, 2017, stating that the Plans are qualified under Section 401(a) of the Internal Revenue Code (the Code) and, therefore, the Master Trust is exempt from taxation. Subsequent to this determination by the IRS, the Plans were amended. Once qualified, the Plans are required to operate in conformity with the Code to maintain their qualified status. ADM believes the Plans are being operated in compliance with the applicable requirements of the Code and, therefore, believes the Plans, as amended, are qualified and the related Master Trust is tax-exempt.

Generally accepted accounting principles in the United States require plan management to evaluate tax positions taken by a plan and recognize a tax liability if the plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. Plan management has analyzed the tax positions taken by the Plans, and has concluded that there are no uncertain positions taken or expected to be taken. The Plans are subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.